Schedule of Investments (unaudited)	iShares® Global REIT ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.0%
Abacus Property Group	1,006,141	$2,078,412
Arena REIT	646,959	2,196,204
BWP Trust	985,714	2,970,303
Centuria Industrial REIT	1,062,210	2,369,941
Centuria Office REIT	942,465	1,234,935
Charter Hall Long Wale REIT	1,320,243	4,234,500
Charter Hall Retail REIT	982,016	2,906,799
Charter Hall Social Infrastructure REIT	662,694	1,760,417
Cromwell Property Group	2,857,114	1,689,009
Dexus	2,157,070	14,495,520
Dexus Industria REIT	427,300	902,879
GPT Group (The)	3,848,242	12,380,562
Growthpoint Properties Australia Ltd.	569,099	1,512,431
HomeCo Daily Needs REIT	3,471,980	3,370,452
Hotel Property Investments	383,899	909,945
Mirvac Group	7,899,215	11,967,201
National Storage REIT	2,315,659	4,049,198
Scentre Group	10,417,173	21,347,311
Shopping Centres Australasia Property Group	2,241,321	4,677,579
Stockland	4,783,217	12,961,019
Vicinity Centres	7,567,618	11,072,900
Waypoint REIT Ltd	1,462,774	2,694,567
		123,782,084
Belgium — 1.1%
Aedifica SA	78,955	8,197,534
Ascencio	10,468	569,177
Cofinimmo SA	63,757	7,175,148
Intervest Offices & Warehouses NV	47,919	1,356,624
Montea NV	24,801	2,508,063
Nextensa. SA	8,251	529,588
Retail Estates NV	21,214	1,497,798
Warehouses De Pauw CVA	285,881	9,718,295
Xior Student Housing NV	44,967	1,966,993
		33,519,220
Canada — 2.9%
Allied Properties REIT	253,105	6,753,815
Artis REIT	163,699	1,490,555
Boardwalk REIT	76,593	2,921,246
Canadian Apartment Properties REIT	347,149	13,150,754
Choice Properties REIT	512,831	5,714,809
Crombie REIT(a)	208,042	2,695,261
Dream Industrial REIT	491,371	4,842,530
Dream Office REIT	71,207	1,136,042
First Capital Real Estate Investment Trust	435,115	5,300,686
Granite REIT	123,290	7,777,413
H&R Real Estate Investment Trust	563,805	5,939,424
InterRent REIT	265,333	2,776,512
Killam Apartment REIT	229,549	3,224,854
NorthWest Healthcare Properties REIT	420,366	4,316,749
Prinmaris REIT	201,441	2,084,334
RioCan REIT	619,132	9,935,702
SmartCentres Real Estate Investment Trust	259,364	5,918,251
Summit Industrial Income REIT	354,047	5,150,830
		91,129,767
China — 0.1%
Yuexiu REIT	3,619,000	1,406,098
Security	Shares	Value

France — 1.4%
Carmila SA	114,892	$1,818,478
Covivio	100,357	6,346,935
Gecina SA	103,411	10,602,791
ICADE	65,684	3,288,577
Klepierre SA	375,774	8,349,715
Mercialys SA	126,789	1,123,890
Unibail-Rodamco-Westfield(b)	206,488	11,725,367
		43,255,753
Germany — 0.0%
Hamborner REIT AG	142,733	1,255,822

Hong Kong — 1.3%
Champion REIT	4,026,000	1,775,647
Fortune REIT	2,758,000	2,355,169
Link REIT	4,232,400	35,443,511
Prosperity REIT	2,405,000	735,296
Sunlight REIT	2,178,000	1,040,459
		41,350,082
India — 0.2%
Brookfield India Real Estate Trust(c)	296,966	1,212,651
Embassy Office Parks REIT	1,066,902	4,904,906
		6,117,557
Ireland — 0.0%
Irish Residential Properties REIT PLC	898,766	1,243,762

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	133,305	495,540

Japan — 7.2%
Activia Properties Inc.	1,460	4,577,791
Advance Logistics Investment Corp.	1,184	1,365,075
Advance Residence Investment Corp.	2,583	7,117,186
AEON REIT Investment Corp.	3,403	3,991,348
Comforia Residential REIT Inc.	1,307	3,301,190
CRE Logistics REIT Inc.	1,060	1,622,129
Daiwa House REIT Investment Corp.	4,267	10,269,795
Daiwa Office Investment Corp.	538	2,729,412
Daiwa Securities Living Investments Corp.	4,071	3,844,944
Frontier Real Estate Investment Corp.	967	3,941,443
Fukuoka REIT Corp.	1,456	1,889,442
Global One Real Estate Investment Corp.	1,880	1,551,821
GLP J-Reit	8,514	11,197,221
Hankyu Hanshin REIT Inc.	1,338	1,542,493
Heiwa Real Estate REIT Inc.	1,837	2,056,327
Hoshino Resorts REIT Inc.	485	2,375,541
Hulic Reit Inc.	2,520	3,155,072
Ichigo Office REIT Investment Corp.	2,361	1,518,282
Industrial & Infrastructure Fund Investment Corp.	3,800	5,283,573
Invincible Investment Corp.	9,700	3,051,449
Japan Excellent Inc.	2,439	2,320,288
Japan Hotel REIT Investment Corp.	8,959	4,649,318
Japan Logistics Fund Inc.	1,785	4,289,483
Japan Metropolitan Fund Invest	13,790	11,237,344
Japan Prime Realty Investment Corp.	1,836	5,606,572
Japan Real Estate Investment Corp.	2,608	12,593,931
Kenedix Office Investment Corp.	763	4,101,202
Kenedix Residential Next Investment Corp.	2,056	3,456,335
Kenedix Retail REIT Corp.	1,171	2,510,353
LaSalle Logiport REIT	3,600	4,744,523
Mirai Corp.	3,312	1,259,591

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Estate Logistics REIT Investment Corp.	872	$3,126,216
Mitsui Fudosan Logistics Park Inc.	1,071	4,206,387
Mori Hills REIT Investment Corp.	3,190	3,666,026
Mori Trust Sogo REIT Inc.	1,998	2,208,990
Nippon Accommodations Fund Inc.	926	4,838,674
Nippon Building Fund Inc.	3,061	16,237,830
Nippon Prologis REIT Inc.	4,638	12,061,146
NIPPON REIT Investment Corp.	872	2,457,309
Nomura Real Estate Master Fund Inc.	8,984	11,255,067
NTT UD REIT Investment Corp.	2,675	3,064,717
One REIT Inc.	499	1,037,289
Orix JREIT Inc.	5,268	7,557,820
Samty Residential Investment Corp.	790	753,555
Sankei Real Estate Inc.	927	699,326
Sekisui House Reit Inc.	8,317	5,209,649
SOSiLA Logistics REIT Inc.	1,326	1,531,364
Star Asia Investment Corp.	3,248	1,449,239
Starts Proceed Investment Corp.	447	865,439
Takara Leben Real Estate Investment Corp.	1,095	953,227
Tokyu REIT Inc.	1,857	2,714,879
United Urban Investment Corp.	5,941	6,476,309
		225,520,932
Malaysia — 0.1%
Axis Real Estate Investment Trust	2,538,600	1,112,296
Sunway REIT	3,957,500	1,342,731
		2,455,027
Mexico — 0.4%
Concentradora Fibra Danhos SA de CV(a)	481,515	550,357
Fibra Uno Administracion SA de CV	5,936,913	6,060,541
Macquarie Mexico Real Estate Management SA de CV(c)	1,469,350	1,915,117
PLA Administradora Industrial S. de RL de CV(a)	1,552,909	2,209,137
Prologis Property Mexico SA de CV	920,048	2,561,268
		13,296,420
Netherlands — 0.2%
Eurocommercial Properties NV	103,601	2,345,775
NSI NV	36,145	1,172,766
Vastned Retail NV	34,817	843,666
Wereldhave NV	81,842	1,239,825
		5,602,032
New Zealand — 0.3%
Argosy Property Ltd.	1,699,946	1,399,014
Goodman Property Trust	2,211,836	3,037,813
Kiwi Property Group Ltd.	3,192,131	2,049,495
Stride Property Group	979,643	1,098,547
Vital Healthcare Property Trust	970,795	1,733,755
		9,318,624
Philippines — 0.0%
AREIT Inc.	1,213,620	795,349

Saudi Arabia — 0.2%
Al Maather REIT Fund	85,295	202,098
Al Rajhi REIT	231,803	602,480
Alahli REIT Fund 1	91,009	251,995
Alinma Retail REIT Fund, NVS	182,138	256,852
Al-Jazira Reit Fund	25,432	118,534
Alkhabeer REIT	169,674	346,152
Derayah REIT	223,672	658,253
Jadwa REIT Saudi Fund	301,573	980,254
Security	Shares	Value

Saudi Arabia (continued)
Musharaka Real Estate Income Fund, NVS	165,672	$415,092
Riyad REIT Fund	298,439	853,364
Sedco Capital REIT Fund	143,886	390,312
Taleem REIT	56,683	185,196
		5,260,582
Singapore — 3.2%
AIMS APAC REIT	1,122,100	1,130,046
Ascendas Real Estate Investment Trust	6,844,714	14,732,962
Ascott Residence Trust(a)	3,755,632	3,189,327
CapitaLand China Trust	2,280,430	1,950,831
CapitaLand Integrated Commercial Trust	10,155,926	16,043,518
CDL Hospitality Trusts	1,746,100	1,671,601
Cromwell European Real Estate Investment Trust	644,700	1,317,831
ESR-LOGOS REIT	10,599,642	3,225,617
Far East Hospitality Trust	1,985,800	920,893
First REIT	2,166,400	440,097
Frasers Centrepoint Trust	2,185,770	3,693,701
Frasers Logistics & Commercial Trust	5,677,300	5,926,515
Keppel DC REIT	2,559,933	3,838,259
Keppel Pacific Oak US REIT	1,694,600	1,187,076
Keppel REIT	4,288,200	3,447,571
Lendlease Global Commercial REIT	3,323,191	2,011,697
Manulife US Real Estate Investment Trust	3,225,400	1,872,045
Mapletree Commercial Trust	4,406,491	6,069,819
Mapletree Industrial Trust	3,748,310	7,362,602
Mapletree Logistics Trust	6,422,013	8,196,370
OUE Commercial Real Estate Investment Trust	4,307,800	1,200,558
Parkway Life REIT	768,100	2,664,481
Prime U.S. REIT	1,304,900	913,987
Sasseur Real Estate Investment Trust	1,046,500	598,948
SPH REIT(a)	2,142,000	1,466,130
Starhill Global REIT	2,843,800	1,227,054
Suntec REIT	4,224,200	4,933,813
		101,233,349
South Africa — 0.5%
Attacq Ltd.(a)(b)	1,449,917	548,688
Emira Property Fund Ltd.	634,372	389,550
Equites Property Fund Ltd.	1,433,323	1,647,200
Growthpoint Properties Ltd.	6,801,025	5,544,759
Hyprop Investments Ltd.	689,366	1,533,030
Investec Property Fund Ltd.	1,155,259	757,661
Redefine Properties Ltd.	13,313,253	3,268,235
SA Corporate Real Estate Ltd.	5,041,610	656,385
Stor-Age Property REIT Ltd.	786,096	662,175
Vukile Property Fund Ltd.	1,786,825	1,527,462
		16,535,145
South Korea — 0.1%
ESR Kendall Square REIT Co. Ltd.	239,119	954,663
LOTTE Reit Co. Ltd.	240,403	940,391
		1,895,054
Spain — 0.4%
Inmobiliaria Colonial Socimi SA	681,446	4,514,901
Lar Espana Real Estate Socimi SA	118,637	580,195
Merlin Properties Socimi SA	667,502	7,159,495
		12,254,591
Turkey — 0.1%
AKIS Gayrimenkul Yatirimi AS(b)	1	—
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,758,691	651,287
Is Gayrimenkul Yatirim Ortakligi AS(b)	865,949	961,333

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Ozak Gayrimenkul Yatirim Ortakligi(b)	310,736	$129,809
		1,742,429
United Kingdom — 5.0%
ABRDN Property Income Trust Ltd.	817,392	788,098
Assura PLC	5,854,179	4,906,093
Balanced Commercial Property Trust Ltd.	963,052	1,407,034
Big Yellow Group PLC	338,738	5,875,965
British Land Co. PLC (The)	1,856,256	11,161,179
Capital & Counties Properties PLC	1,461,179	2,647,135
Civitas Social Housing PLC	1,244,906	1,255,286
CLS Holdings PLC	308,481	762,209
CT Property Trust Ltd.	493,977	489,674
Custodian Reit PLC	823,092	1,090,569
Derwent London PLC	202,089	7,055,353
Empiric Student Property PLC	1,185,713	1,300,363
Great Portland Estates PLC	508,499	3,849,113
Hammerson PLC	8,767,639	2,676,781
Helical PLC	201,081	955,018
Home Reit PLC	1,571,775	2,277,788
Impact Healthcare Reit PLC	591,400	846,963
Land Securities Group PLC	1,430,749	12,785,214
LondonMetric Property PLC	1,900,715	5,795,985
LXI REIT PLC	3,025,414	5,480,108
NewRiver REIT PLC	613,832	655,579
Picton Property Income Ltd. (The)	1,099,819	1,237,568
Primary Health Properties PLC	2,643,054	4,755,230
PRS REIT PLC (The)	1,043,253	1,397,521
Regional REIT Ltd.(c)	885,093	796,239
Safestore Holdings PLC	410,735	5,719,324
Schroder REIT Ltd.	1,011,276	667,377
Segro PLC	2,410,376	32,245,961
Shaftesbury PLC	552,808	3,392,202
Supermarket Income Reit PLC	2,482,846	3,903,229
Target Healthcare REIT PLC	1,264,787	1,771,296
Triple Point Social Housing REIT PLC(c)	751,166	852,565
Tritax Big Box REIT PLC	3,749,718	9,021,510
UK Commercial Property REIT Ltd.	1,493,094	1,401,683
UNITE Group PLC (The)	640,471	9,131,385
Urban Logistics REIT PLC	933,185	2,016,372
Workspace Group PLC	284,224	2,042,866
		154,413,835
United States — 70.6%
Acadia Realty Trust	173,334	2,969,211
Agree Realty Corp.	147,788	11,762,447
Alexander & Baldwin Inc.	145,937	2,905,606
Alexandria Real Estate Equities Inc.	324,806	53,846,339
American Assets Trust Inc.	97,547	2,948,846
American Campus Communities Inc.	277,644	18,135,706
American Homes 4 Rent, Class A	608,014	23,031,570
Americold Realty Trust Inc.(a)	538,792	17,645,438
Apartment Income REIT Corp.	314,481	14,258,569
Apartment Investment & Management Co., Class A(b)	303,509	2,525,195
Apple Hospitality REIT Inc.	427,993	7,138,923
Armada Hoffler Properties Inc.	134,242	1,903,552
AvalonBay Communities Inc.	280,060	59,916,036
Boston Properties Inc.	314,185	28,641,105
Brandywine Realty Trust	341,828	3,196,092
Brixmor Property Group Inc.	598,003	13,861,710
Broadstone Net Lease Inc.	336,868	7,636,798
Security	Shares	Value

United States (continued)
Camden Property Trust	207,822	$29,323,684
CareTrust REIT Inc.	194,372	4,013,782
Centerspace	30,371	2,608,565
Community Healthcare Trust Inc.	47,773	1,860,758
Corporate Office Properties Trust(a)	224,506	6,319,844
Cousins Properties Inc.	297,721	9,184,693
CubeSmart(a)	448,078	20,553,338
DiamondRock Hospitality Co.(b)	421,264	3,909,330
Digital Realty Trust Inc.	569,562	75,438,487
Douglas Emmett Inc.	338,226	7,995,663
Duke Realty Corp.	768,941	48,104,949
Easterly Government Properties Inc.	181,678	3,682,613
EastGroup Properties Inc.	82,468	14,064,093
Empire State Realty Trust Inc., Class A	272,585	2,325,150
EPR Properties	148,204	7,974,857
Equinix Inc.	182,286	128,281,950
Equity Commonwealth(b)	215,023	6,031,395
Equity LifeStyle Properties Inc.	356,031	26,175,399
Equity Residential	742,518	58,205,986
Essential Properties Realty Trust Inc.	260,137	6,274,504
Essex Property Trust Inc.	130,297	37,333,999
Extra Space Storage Inc.	265,659	50,347,694
Federal Realty Investment Trust	157,937	16,679,727
First Industrial Realty Trust Inc.	264,118	13,720,930
Four Corners Property Trust Inc.	158,991	4,647,307
Gaming and Leisure Properties Inc.	474,255	24,656,517
Getty Realty Corp.	81,680	2,396,491
Global Net Lease Inc.	209,265	3,157,809
Healthcare Realty Trust Inc.	760,034	19,950,892
Healthpeak Properties Inc.	1,081,070	29,869,964
Highwoods Properties Inc.	208,368	7,411,650
Host Hotels & Resorts Inc.	1,419,173	25,275,471
Hudson Pacific Properties Inc.	281,069	4,227,278
Independence Realty Trust Inc.	442,153	9,815,797
Industrial Logistics Properties Trust	130,636	1,310,279
Innovative Industrial Properties Inc.	55,360	5,337,258
InvenTrust Properties Corp.	135,948	3,897,629
Invitation Homes Inc.	1,223,533	47,754,493
JBG SMITH Properties	230,906	5,874,249
Kilroy Realty Corp.	233,030	12,625,565
Kimco Realty Corp.	1,210,828	26,771,407
Kite Realty Group Trust	434,742	8,647,018
Life Storage Inc.	168,634	21,229,334
LTC Properties Inc.	78,410	3,285,379
LXP Industrial Trust	562,902	6,175,035
Macerich Co. (The)	430,505	4,567,658
Medical Properties Trust Inc.	1,190,511	20,524,410
Mid-America Apartment Communities Inc.	230,180	42,751,331
National Health Investors Inc.	87,795	5,692,628
National Retail Properties Inc.	351,681	16,743,532
National Storage Affiliates Trust	170,358	9,342,433
Necessity Retail REIT Inc	265,067	2,064,872
NexPoint Residential Trust Inc.	45,101	3,001,021
Office Properties Income Trust	96,438	2,003,982
Omega Healthcare Investors Inc.	471,092	14,603,852
Orion Office REIT Inc.	114,985	1,257,936
Paramount Group Inc.	375,996	2,951,569
Park Hotels & Resorts Inc.	463,297	7,222,800
Pebblebrook Hotel Trust(a)	258,398	5,054,265
Phillips Edison & Co. Inc.	227,472	7,743,147

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Physicians Realty Trust	447,767	$7,956,820
Piedmont Office Realty Trust Inc., Class A	244,955	3,370,581
Prologis Inc.	1,482,174	196,476,985
Public Storage	313,544	102,343,897
Realty Income Corp.	1,207,193	89,320,210
Regency Centers Corp.	343,515	22,132,671
Retail Opportunity Investments Corp.	240,945	4,206,900
Rexford Industrial Realty Inc.	331,110	21,657,905
RLJ Lodging Trust	327,102	4,085,504
RPT Realty	168,119	1,827,454
Ryman Hospitality Properties Inc.(b)	107,350	9,504,769
Sabra Health Care REIT Inc.	459,950	7,078,630
Safehold Inc.	43,191	1,841,664
Service Properties Trust	330,409	2,160,875
Simon Property Group Inc.	654,109	71,062,402
SITE Centers Corp.	388,125	5,670,506
SL Green Realty Corp.	125,870	6,249,445
Spirit Realty Capital Inc.	268,390	11,900,413
STAG Industrial Inc.	359,706	11,791,163
STORE Capital Corp.	509,308	14,780,118
Summit Hotel Properties Inc.(b)	208,930	1,640,100
Sun Communities Inc.(a)	240,520	39,435,659
Sunstone Hotel Investors Inc.(b)	424,258	4,806,843
Tanger Factory Outlet Centers Inc.	202,066	3,287,614
Terreno Realty Corp.	148,285	9,290,055
UDR Inc.	636,051	30,784,868
Universal Health Realty Income Trust	25,608	1,380,271
Urban Edge Properties	228,003	3,746,089
Ventas Inc.	800,459	43,048,685
Veris Residential Inc.(b)	169,965	2,371,012
VICI Properties Inc.(a)	1,928,810	65,946,014
Vornado Realty Trust	353,934	10,756,054
Washington Real Estate Investment Trust	174,560	3,869,995
Welltower Inc.	911,340	78,685,096
WP Carey Inc.	378,985	33,843,360
Xenia Hotels & Resorts Inc.(b)	229,491	3,768,242
		2,204,655,660
Total Common Stocks — 99.3%
(Cost: $3,037,119,397)		3,098,534,714
Security	Shares	Value

Preferred Stocks

Bermuda — 0.0%
Brookfield Property Partners LP, 6.25%	4,436	$91,914

Total Preferred Stocks — 0.0%
(Cost: $109,587)		91,914

Total Long-Term Investments — 99.3%
(Cost: $3,037,228,984)		3,098,626,628

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(d)(e)(f)	40,072,701	40,068,694
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(d)(e)	8,530,000	8,530,000

Total Short-Term Securities — 1.5%
(Cost: $48,592,062)		48,598,694

Total Investments in Securities — 100.8%
(Cost: $3,085,821,046)		3,147,225,322

Liabilities in Excess of Other Assets — (0.8)%		(25,969,588)

Net Assets — 100.0%		$3,121,255,734

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,161,788	$36,905,337	(a)	$—	$(1,733)	$3,302	$40,068,694	40,072,701	$20,296	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,030,000	2,500,000	(a)	—	—	—	8,530,000	8,530,000	20,297		—
					$(1,733)	$3,302	$48,598,694		$40,593		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	16	09/15/22	$1,935	$96,127
Dow Jones US Real Estate Index	390	09/16/22	15,140	1,125,072
				$1,221,199

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,354,464,609	$744,070,105	$—	$3,098,534,714
Preferred Stocks	91,914	—	—	91,914
Money Market Funds	48,598,694	—	—	48,598,694
	$2,403,155,217	$744,070,105	$—	$3,147,225,322
Derivative financial instruments(a)
Assets
Futures Contracts	$1,125,072	$96,127	$—	$1,221,199

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust